Tax Receivable Agreement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Percentage payment of calculated tax savings to pre-business combination equity holders	85.00%
Deferred tax receivable agreement	$ 30,000,000
TRA termination payment	200,000,000
Gain on TRA		$ 64,600,000
Tax Agreement payable	$ 0